Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000223440
Shareholder Report [Line Items]
Fund Name	First Foundation Fixed Income Fund
Class Name	Class A
Trading Symbol	FFBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A of the First Foundation Fixed Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. First Foundation serves as the sub-advisor for the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstfoundationinc.com/fixed-income-fund. You can also request this information by contacting us at 1-800-838-0191.
Additional Information Phone Number	1-800-838-0191
Additional Information Website	https://www.firstfoundationinc.com/fixed-income-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Fixed Income Fund, Class A	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
AssetsNet	$ 77,037,038
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 119,603
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$77,037,038	136	$119,603	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Consumer Staples	0.3%
Materials	0.6%
Real Estate	0.7%
Consumer Discretionary	0.8%
Communication Services	0.9%
Registered Investment Companies	1.5%
Industrials	2.6%
Municipal Bonds	2.8%
Information Technology	2.9%
Health Care	3.4%
U.S. Treasury Obligations	3.4%
Asset-Backed Securities	3.9%
Energy	4.0%
Utilities	8.5%
U.S. Government Agency Obligations	8.6%
Financials	11.9%
Mortgage-Backed Securities	42.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA, Ser 2023-150, Cl DC	5.500%	06/20/50	3.9%
Intel	5.600%	02/21/54	2.7%
GNMA, Ser 2012-100, Cl BA	2.598%	08/16/52	2.5%
FNMA, Ser 2012-98, Cl WZ	4.000%	09/25/42	2.5%
FHLMC	1.540%	08/17/35	2.4%
FHLMC, Ser 2022-5253, Cl PL	4.000%	08/25/52	2.3%
Pacific Gas and Electric	4.950%	07/01/50	2.2%
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F	3.459%	06/25/28	2.1%
Arbor Realty Trust	4.500%	03/15/27	2.1%
GNMA, Ser 2024-45, Cl DB	5.500%	03/20/54	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-838-0191
Updated Prospectus Web Address	https://www.firstfoundationinc.com/fixed-income-fund
C000223439
Shareholder Report [Line Items]
Fund Name	First Foundation Fixed Income Fund
Class Name	Class Y
Trading Symbol	FFBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y of the First Foundation Fixed Income Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. First Foundation serves as the sub-advisor for the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstfoundationinc.com/fixed-income-fund. You can also request this information by contacting us at 1-800-838-0191.
Additional Information Phone Number	1-800-838-0191
Additional Information Website	https://www.firstfoundationinc.com/fixed-income-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Fixed Income Fund, Class Y	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 77,037,038
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 119,603
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$77,037,038	136	$119,603	15%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Consumer Staples	0.3%
Materials	0.6%
Real Estate	0.7%
Consumer Discretionary	0.8%
Communication Services	0.9%
Registered Investment Companies	1.5%
Industrials	2.6%
Municipal Bonds	2.8%
Information Technology	2.9%
Health Care	3.4%
U.S. Treasury Obligations	3.4%
Asset-Backed Securities	3.9%
Energy	4.0%
Utilities	8.5%
U.S. Government Agency Obligations	8.6%
Financials	11.9%
Mortgage-Backed Securities	42.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA, Ser 2023-150, Cl DC	5.500%	06/20/50	3.9%
Intel	5.600%	02/21/54	2.7%
GNMA, Ser 2012-100, Cl BA	2.598%	08/16/52	2.5%
FNMA, Ser 2012-98, Cl WZ	4.000%	09/25/42	2.5%
FHLMC	1.540%	08/17/35	2.4%
FHLMC, Ser 2022-5253, Cl PL	4.000%	08/25/52	2.3%
Pacific Gas and Electric	4.950%	07/01/50	2.2%
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F	3.459%	06/25/28	2.1%
Arbor Realty Trust	4.500%	03/15/27	2.1%
GNMA, Ser 2024-45, Cl DB	5.500%	03/20/54	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-838-0191
Updated Prospectus Web Address	https://www.firstfoundationinc.com/fixed-income-fund
C000223441
Shareholder Report [Line Items]
Fund Name	First Foundation Total Return Fund
Class Name	Class A
Trading Symbol	FBBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A of the First Foundation Total Return Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstfoundationinc.com/total-return-fund. You can also request this information by contacting us at 1-800-838-0191.
Additional Information Phone Number	1-800-838-0191
Additional Information Website	https://www.firstfoundationinc.com/total-return-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Total Return Fund, Class A	$62	1.28%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.28%
AssetsNet	$ 85,728,404
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 240,058
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$85,728,404	72	$240,058	13%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Special Purpose Acquisition Company	0.0%
Warrants	0.0%
Asset-Backed Security	0.0%
Mortgage-Backed Securities	0.5%
Consumer Staples	0.7%
U.S. Government Agency Obligations	0.8%
Materials	2.2%
Health Care	3.6%
Real Estate	4.8%
Consumer Discretionary	5.0%
Energy	9.8%
Industrials	11.9%
Financials	14.3%
U.S. Treasury Obligations	20.1%
Communication Services	25.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Bollore	—	—	8.4%
Cie de L'Odet	—	—	7.8%
U.S. Treasury Notes	0.875%	11/15/30	5.7%
Burford Capital	—	—	5.7%
Lagardere	—	—	4.8%
International Workplace Group	—	—	4.8%
Suncor Energy	—	—	4.7%
PrairieSky Royalty	—	—	4.2%
CANAL+SA	—	—	4.0%
Entain	—	—	3.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-838-0191
Updated Prospectus Web Address	https://www.firstfoundationinc.com/total-return-fund
C000223442
Shareholder Report [Line Items]
Fund Name	First Foundation Total Return Fund
Class Name	Class Y
Trading Symbol	FBBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y of the First Foundation Total Return Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstfoundationinc.com/total-return-fund. You can also request this information by contacting us at 1-800-838-0191.
Additional Information Phone Number	1-800-838-0191
Additional Information Website	https://www.firstfoundationinc.com/total-return-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Total Return Fund, Class Y	$50	1.03%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.03%
AssetsNet	$ 85,728,404
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 240,058
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$85,728,404	72	$240,058	13%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Special Purpose Acquisition Company	0.0%
Warrants	0.0%
Asset-Backed Security	0.0%
Mortgage-Backed Securities	0.5%
Consumer Staples	0.7%
U.S. Government Agency Obligations	0.8%
Materials	2.2%
Health Care	3.6%
Real Estate	4.8%
Consumer Discretionary	5.0%
Energy	9.8%
Industrials	11.9%
Financials	14.3%
U.S. Treasury Obligations	20.1%
Communication Services	25.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Bollore	—	—	8.4%
Cie de L'Odet	—	—	7.8%
U.S. Treasury Notes	0.875%	11/15/30	5.7%
Burford Capital	—	—	5.7%
Lagardere	—	—	4.8%
International Workplace Group	—	—	4.8%
Suncor Energy	—	—	4.7%
PrairieSky Royalty	—	—	4.2%
CANAL+SA	—	—	4.0%
Entain	—	—	3.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-838-0191
Updated Prospectus Web Address	https://www.firstfoundationinc.com/total-return-fund